FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financial Assets, Carrying Value
Cash, Carrying Value		$ 1,048,660		$ 497,944
Financial Liabilities, Carrying Value
Borrowings under line of credit, Carrying Value		1,215,000		1,015,000
Notes payable - Other, Carrying Value	[1]	645,180		1,341,691
Convertible note, Carrying Value				472,429
Financial Assets, Fair Value
Cash, Fair Value		1,048,660		497,944
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value		1,215,000		1,015,000
Notes payable - Other, Fair Value	[1]	644,974		1,349,308
Convertible note, Fair Value				473,042
Fair Value, Inputs, Level 1 [Member]
Financial Assets, Fair Value
Cash, Fair Value		1,048,660		497,944
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value		0		0
Notes payable - Other, Fair Value	[1]	0		0
Convertible note, Fair Value				0
Fair Value, Inputs, Level 2 [Member]
Financial Assets, Fair Value
Cash, Fair Value		0		0
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value		1,215,000		1,015,000
Notes payable - Other, Fair Value	[1]	0		0
Convertible note, Fair Value				0
Fair Value, Inputs, Level 3 [Member]
Financial Assets, Fair Value
Cash, Fair Value		0		0
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value		0		0
Notes payable - Other, Fair Value		$ 644,974	[1]	1,349,308	[1]	$ 1,038,431
Convertible note, Fair Value				$ 473,042

[1]	Excludes note payable to the CEO